Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	THE INVESTMENT COMPANY OF AMERICA
Entity Central Index Key	0000051931
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 16, 2023
Document Effective Date	Mar. 01, 2023
Prospectus Date	Mar. 01, 2023
INVESTMENT CO OF AMERICA | Class A
Prospectus:
Trading Symbol	AIVSX
INVESTMENT CO OF AMERICA | Class R-1
Prospectus:
Trading Symbol	RICAX
INVESTMENT CO OF AMERICA | Class R-2
Prospectus:
Trading Symbol	RICBX
INVESTMENT CO OF AMERICA | Class R-3
Prospectus:
Trading Symbol	RICCX
INVESTMENT CO OF AMERICA | Class R-4
Prospectus:
Trading Symbol	RICEX
INVESTMENT CO OF AMERICA | Class R-5
Prospectus:
Trading Symbol	RICFX
INVESTMENT CO OF AMERICA | Class C
Prospectus:
Trading Symbol	AICCX
INVESTMENT CO OF AMERICA | Class F-1
Prospectus:
Trading Symbol	AICFX
INVESTMENT CO OF AMERICA | Class 529-A
Prospectus:
Trading Symbol	CICAX
INVESTMENT CO OF AMERICA | Class 529-C
Prospectus:
Trading Symbol	CICCX
INVESTMENT CO OF AMERICA | Class 529-E
Prospectus:
Trading Symbol	CICEX
INVESTMENT CO OF AMERICA | Class 529-F-1
Prospectus:
Trading Symbol	CICFX
INVESTMENT CO OF AMERICA | Class F-2
Prospectus:
Trading Symbol	ICAFX
INVESTMENT CO OF AMERICA | Class R-6
Prospectus:
Trading Symbol	RICGX
INVESTMENT CO OF AMERICA | Class R-2E
Prospectus:
Trading Symbol	RIBEX
INVESTMENT CO OF AMERICA | Class R-5E
Prospectus:
Trading Symbol	RICHX
INVESTMENT CO OF AMERICA | Class F-3
Prospectus:
Trading Symbol	FFICX
INVESTMENT CO OF AMERICA | Class 529-T
Prospectus:
Trading Symbol	TIACX
INVESTMENT CO OF AMERICA | Class T
Prospectus:
Trading Symbol	TICAX
INVESTMENT CO OF AMERICA | Class 529-F-2
Prospectus:
Trading Symbol	FCIAX
INVESTMENT CO OF AMERICA | Class 529-F-3
Prospectus:
Trading Symbol	FAOOX